Provisions - Total Provisions (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	[2]	£ 1,780	[1]	£ 2,652
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions		360		888
Other customer redress [member]
Disclosure of other provisions [line items]
Provisions		385		444
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions		227		414
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions		145		169
Undrawn contractually committed facilities and guarantees [member]
Disclosure of other provisions [line items]
Provisions		297		271
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions		46		139
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions		£ 320		£ 327

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83